UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [X]; Amendment Number: 1
	This Amendment (Check only one.): [X] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Katahdin Capital
Address:	 540 Madison Ave, Suite 30A
		 New York, NY 10022
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	February 10, 2006

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		$102,234,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                       VALUE    SHRS OR  SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALLDISCRETION  MANAGERS   SOLE       SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY CORP DEL           COM             017175100      4732    16663 SH            SOLE                  16663       0    0
ALLIANCE CAP MGMT HLDG L P   UNIT LTD PARTN  01855A101      5230    92589 SH            SOLE                  92589       0    0
APRIA HEALTHCARE GROUP INC   COM             037933108      4839   200720 SH            SOLE                 200720       0    0
BERKSHIRE HATHAWAY INC DEL   CL B            084670207      2269      773 SH            SOLE                    773       0    0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108      1329       15 SH            SOLE                     15       0    0
BRUNSWICK CORP               COM             117043109      6145   151128 SH            SOLE                 151128       0    0
CENVEO INC                   COM             15670S105      4794   364300 SH            SOLE                 364300       0    0
CITIGROUP INC                COM             172967101      4966   102319 SH            SOLE                 102319       0    0
COCA COLA CO                 COM             191216100      9499   235639 SH            SOLE                 235639       0    0
COLGATE PALMOLIVE CO         COM             194162103      8503   155021 SH            SOLE                 155021       0    0
COSTCO WHSL CORP NEW         COM             22160K105      4249    85900 SH            SOLE                  85900       0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102      5463   248760 SH            SOLE                 248760       0    0
MARSH & MCLENNAN COS INC     COM             571748102      3452   108700 SH            SOLE                 108700       0    0
MICROSOFT CORP               COM             594918104      3132   119780 SH            SOLE                 119780       0    0
MOHAWK INDS INC              COM             608190104      5027    57800 SH            SOLE                  57800       0    0
PRESTIGE BRANDS              COM             74112D101      4029   322300 SH            SOLE                 322300       0    0
ST PAUL TRAVELERS INC        COM             792860108      4958   110989 SH            SOLE                 110989       0    0
STREETTRACKS GOLD TR         GOLD SHS        863307104      4658    90300 SH            SOLE                  90300       0    0
WAL-MART STORES              COM             931142103      9568   204447 SH            SOLE                 204447       0    0
WARNACO GROUP INC            COM NEW         934390402      5390   201740 SH            SOLE                 201740       0    0


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